Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Recorded at Fair Value on a Recurring Basis

		Fair Value Measurements
(dollars in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2024
Assets:
U.S. Treasury	$4,915	$4,915	$—	$—
U.S. government and federal agency obligations	401	—	401	—
U.S. government-sponsored enterprises	12,804	—	12,804	—
Obligations of states and political subdivisions	102,486	—	102,486	—
Mortgage-backed securities	78,110	—	78,110	—
Other debt securities	18,687	—	18,687	—
Bank-issued trust preferred securities	1,249	—	1,249	—
Equity securities	74	74	—	—
Derivative instruments, interest rate swaps	66	—	66	—
Total	$218,792	$4,989	$213,803	$—
Liabilities:
Derivative instruments, interest rate swaps	$89	$—	$89	$—
Total	$89	$—	$89	$—

December 31, 2023
Assets:
U.S. Treasury	$1,978	$1,978	$—	$—
U.S. government and federal agency obligations	427	—	427	—
U.S. government-sponsored enterprises	21,822	—	21,822	—
Obligations of states and political subdivisions	106,885	—	106,885	—
Mortgage-backed securities	45,640	—	45,640	—
Other debt securities	10,821	—	10,821	—
Bank-issued trust preferred securities	1,169	—	1,169	—
Equity securities	78	78	—	—
Interest rate lock commitments	43	—	—	43
Loans held for sale	3,884	—	3,884	—
Mortgage servicing rights	1,738	—	—	1,738
Total	$194,485	$2,056	$190,648	$1,781
Liabilities:
Interest rate lock commitments	$2	$—	$—	$2
Forward sale commitments	41	—	41	—
Total	$43	$—	$41	$2

Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(dollars in thousands)	Mortgage Servicing Rights	Interest Rate Lock Commitments
Balance at December 31, 2022	$2,899	$2
Total (losses) or gains (realized/unrealized):
Included in earnings	(1,200)	(35)
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	(169)
Issues	39	243
Settlements	—	—
Balance at December 31, 2023	$1,738	$41
Total (losses) or gains (realized/unrealized):
Included in earnings	(68)	(11)
Included in other comprehensive income	—	—
Purchases	—	—
Sales	(1,670)	(86)
Issues	—	56
Settlements	—	—
Balance at December 31, 2024	$—	$—

Schedule of Valuation Methods for Instruments Measured at Fair Value on a Nonrecurring Basis

		Fair Value Measurements Using
(dollars in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
December 31, 2024
Assets:
Collateral dependent loans:
Commercial, financial, & agricultural	$641	$—	$—	$641	$(1,931)
Real estate construction - residential	260	—	—	260	—
Real estate mortgage - residential	—	—	—	—	(50)
Real estate mortgage - commercial	65	—	—	65	(436)
Total	$966	$—	$—	$966	$(2,417)
Other real estate and repossessed assets	$546	$—	$—	$546	$875

December 31, 2023
Assets:
Collateral dependent loans:
Commercial, financial, & agricultural	$921	$—	$—	$921	$(76)
Real estate construction - residential	268	—	—	268	—
Real estate mortgage - residential	27	—	—	27	(88)
Real estate mortgage - commercial	$2,369	$—	$—	$2,369	$(32)
Total	$3,585	$—	$—	$3,585	$(196)
Other real estate and repossessed assets	$1,744	$—	$—	$1,744	$(4,431)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.